January 1, 1998
                         DREYFUS INDEX FUNDS
                      DREYFUS S&P 500 INDEX FUND
                      DREYFUS MIDCAP INDEX FUND
                  DREYFUS SMALL CAP STOCK INDEX FUND
                DREYFUS INTERNATIONAL STOCK INDEX FUND
                       SUPPLEMENT TO PROSPECTUS
                         DATED JUNE 30, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                   INDXs0198